MANAGED PORTFOLIO SERIES
Coho Relative Value Equity Fund
Coho Relative Value ESG Fund
(the “Funds”)
Supplement dated September 30, 2020 to the
Prospectus and Statement of Additional Information for the Funds
dated November 26, 2019, as amended
_____________________________________________________________________________________

The Board of Trustees of Managed Portfolio Series has approved the elimination of the 2% redemption fee on shares of the Coho Relative Value Equity Fund and the Coho Relative Value ESG Fund that are redeemed within 60 days of purchase. The change will be effective on November 29, 2020.

Accordingly, all references to the redemption fee in the Funds’ Prospectus are hereby removed effective as of November 29, 2020.

Thank you for your investment. If you have any questions, please call the Funds toll-free at 866-COHO-234 (866-264-6234).

_____________________________________________________________________________________

This supplement should be retained with your Prospectus and Statement of Additional Information for future reference.